Revenue Analysis and Segment Information - Schedule of Condensed Consolidated Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
SOS Ltd [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative		2,677		4,047		12,623
Share-based compensation		7,735		7,264		14,714
Selling expense
Profit (Loss) on evaluation
Profit ( Loss)on evaluation
Total operating expenses		10,421		11,311		27,337
OTHER INCOME(EXPENSE):		(39)				53
Loss on acquisition
Other income(expense),net		(39)				53
Interest expense
Total other (expenses)income, net		(39)
Income from investments
INCOME(LOSS)BEFORE INCOME TAXES		(10,451)		(11,311)		(27,284)
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION		(10,451)		(11,311)		(27,284)
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations						17,000
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China		(10,451)		(11,311)		(10,284)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		(10,451)		(11,311)		(10,284)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
China SOS Ltd [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net						212
COST OF REVENUES						3,273
GROSS PROFIT						(3,061)
OPERATING EXPENSES:
General and administrative		1,951		(1,151)		95,343
Share-based compensation
Selling expense
Profit ( Loss)on evaluation
Total operating expenses		1,951		(1,151)		95,343
OTHER INCOME(EXPENSE):				67		(16,111)
Loss on acquisition
Other income(expense),net				67		(16,111)
Interest expense
Total other (expenses)income, net				67
INCOME(LOSS)BEFORE INCOME TAXES		(1,951)		1,218		(114,515)
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION		(1,951)		1,218		(114,515)
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China		(1,951)		1,218		(114,515)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		(1,951)		1,218		(114,515)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
WFOE [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative		10		68		(59)
Share-based compensation
Selling expense
Profit ( Loss)on evaluation
Total operating expenses		10		68		(59)
OTHER INCOME(EXPENSE):				1		(59)
Loss on acquisition
Other income(expense),net				1		(59)
Interest expense
Total other (expenses)income, net				1
INCOME(LOSS)BEFORE INCOME TAXES		(10)		(67)
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION		(10)		(67)
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China		(10)		(67)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		(10)		(67)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net		15,764		21,895		424
COST OF REVENUES		5,967		7,225		14,311
GROSS PROFIT		9,797		14,670		(13,887)
OPERATING EXPENSES:
General and administrative		10,921		7,457		64,190
Share-based compensation
Selling expense
Impairment		781
Profit ( Loss)on evaluation
Total operating expenses		11,702		7,457		64,190
OTHER INCOME(EXPENSE):				205		(1,630)
Loss on acquisition
Other income(expense),net				205		(1,630)
Interest expense						424
Total other (expenses)income, net				205
INCOME(LOSS)BEFORE INCOME TAXES		(1,905)		7,418		(79,283)
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION		(1,905)		7,418		(79,283)
Non-controlling interest		2,620		2,777		1,040
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China		715		10,195		(78,243)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		715		10,195		(78,243)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Inside China [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net		215,660		71,153		260,911	[1]
COST OF REVENUES		218,416		71,641		253,013	[1]
GROSS PROFIT		(2,756)		(488)		7,898	[1]
OPERATING EXPENSES:
General and administrative		1,796		637		10,128
Share-based compensation							[1]
Selling expense		2,774		672		8,556
Impairment
Profit ( Loss)on evaluation
Total operating expenses		4,570		1,309		18,684
OTHER INCOME(EXPENSE):		5,658		(1,251)		2,192
Loss on acquisition
Other income(expense),net		5,658		(1,251)		2,192
Interest expense
Total other (expenses)income, net		5,658		(1,251)			[1]
INCOME(LOSS)BEFORE INCOME TAXES		(1,668)		(3,048)		(8,594)
INCOME TAXES		242		631		536	[1]
NET INCOME(LOSS) - CONTINUING OPERATION		(1,910)		(3,679)		(9,130)
Non-controlling interest		1		(7)		(14)	[1]
DISCONTINUED OPERATIONS:
Gain from discontinued operations		1				(16,189)
Income from disposal of discontinued operations						(1,072)
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China		(1,908)		(3,686)		(26,405)
NET PROFIT(LOSS)		(1,908)		(3,686)		(26,405)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Inter-company Elimination [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net				(632)		(1,521)	[2]
COST OF REVENUES				(632)			[2]
GROSS PROFIT						(1,521)	[2]
OPERATING EXPENSES:
General and administrative						(1,521)
Share-based compensation							[2]
Selling expense
Profit ( Loss)on evaluation
Total operating expenses						(1,521)
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Interest expense
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
SOS Ltd. Consolidated Total [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net		231,424		92,416		260,026
COST OF REVENUES		224,383		78,234		270,597
GROSS PROFIT		7,041		14,182		(10,571)
OPERATING EXPENSES:
General and administrative		17,355		11,058		180,704
Share-based compensation		7,735		7,264		14,714
Selling expense		2,774		672		8,556
Impairment		781
Profit ( Loss)on evaluation
Total operating expenses		28,645		18,994		203,974
OTHER INCOME(EXPENSE):		5,619		(978)		(15,555)
Loss on acquisition
Other income(expense),net		5,619		(978)		(15,555)
Interest expense						(424)
Total other (expenses)income, net		5,619		(978)		(15,131)
Income from investments
INCOME(LOSS)BEFORE INCOME TAXES		(15,985)		(5,790)		(229,676)
INCOME TAXES		242		631		536
NET INCOME(LOSS) - CONTINUING OPERATION		(16,227)		(6,421)		(230,212)
Non-controlling interest		2,621		2,770		1,026
DISCONTINUED OPERATIONS:
Gain from discontinued operations		1				(261)
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS		1				(261)
Equity earnings in subs outside China				35		(203,042)
Equity earnings in subs and VIES inside China				(3,686)		(26,405)
NET PROFIT(LOSS)		(13,605)		(3,651)		(229,447)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
VIE [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Profit ( Loss)on evaluation
Total operating expenses
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Interest expense
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
SOS Ltd Adjustment [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net	[1]
COST OF REVENUES	[1]
GROSS PROFIT	[1]
OPERATING EXPENSES:
General and administrative	[1]
Share-based compensation	[1]
Selling expense	[1]
Profit ( Loss)on evaluation
Total operating expenses	[1]
OTHER INCOME(EXPENSE):					[1]
Loss on acquisition	[1]
Other income(expense),net			[1]		[1]
Interest expense
Total other (expenses)income, net	[1]
INCOME(LOSS)BEFORE INCOME TAXES			[1]		[1]
INCOME TAXES	[1]
NET INCOME(LOSS) - CONTINUING OPERATION			[1]		[1]
Non-controlling interest	[1]
DISCONTINUED OPERATIONS:
Gain from discontinued operations					[1]
Income from disposal of discontinued operations			[1]		[1]
GAIN FROM DISCONTINUED OPERATIONS					[1]
Equity earnings in subs outside China			[1]		[1]
Equity earnings in subs and VIES inside China					[1]
NET PROFIT(LOSS)			[1]		[1]
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
China SOS Ltd Adjustment [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net	[1]
COST OF REVENUES	[1]
GROSS PROFIT	[1]
OPERATING EXPENSES:
General and administrative	[1]
Share-based compensation	[1]
Selling expense	[1]
Profit ( Loss)on evaluation
Total operating expenses	[1]
OTHER INCOME(EXPENSE):	[1]
Loss on acquisition	[1]
Other income(expense),net	[1]
Total other (expenses)income, net	[1]
INCOME(LOSS)BEFORE INCOME TAXES	[1]
NET INCOME(LOSS) - CONTINUING OPERATION	[1]
Non-controlling interest	[1]
DISCONTINUED OPERATIONS:
Gain from discontinued operations	[1]
Income from disposal of discontinued operations	[1]
GAIN FROM DISCONTINUED OPERATIONS	[1]
Equity earnings in subs outside China	[1]
Equity earnings in subs and VIES inside China	[1]
NET PROFIT(LOSS)	[1]
WFOE Adjustment [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Profit ( Loss)on evaluation
Total operating expenses
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Interest expense
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
VIE Adjustment [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Profit ( Loss)on evaluation
Total operating expenses
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Interest expense
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China Adjustment [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT			[2]
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Profit ( Loss)on evaluation
Total operating expenses			[2]
OTHER INCOME(EXPENSE):
Loss on acquisition	[2]
Other income(expense),net			[2]
Total other (expenses)income, net			[2]
Income from investments	[2]
INCOME(LOSS)BEFORE INCOME TAXES			[2]
NET INCOME(LOSS) - CONTINUING OPERATION			[2]
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)			[2]
Subsidiaries Inside China Adjustment [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Profit ( Loss)on evaluation
Total operating expenses
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
Income from investments
INCOME(LOSS)BEFORE INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS			[2]
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
China SOS Ltd Adjustment [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net	[1]
COST OF REVENUES	[1]
GROSS PROFIT	[1]
OPERATING EXPENSES:
General and administrative	[1]
Share-based compensation	[1]
Selling expense	[1]
Profit ( Loss)on evaluation
Total operating expenses	[1]
OTHER INCOME(EXPENSE):	[1]
Other income(expense),net	[1]
Interest expense	[1]
Total other (expenses)income, net	[1]
INCOME(LOSS)BEFORE INCOME TAXES	[1]
INCOME TAXES	[1]
NET INCOME(LOSS) - CONTINUING OPERATION	[1]
Non-controlling interest	[1]
DISCONTINUED OPERATIONS:
Gain from discontinued operations	[1]
Income from disposal of discontinued operations	[1]
GAIN FROM DISCONTINUED OPERATIONS	[1]
Equity earnings in subs outside China	[1]
Equity earnings in subs and VIES inside China	[1]
NET PROFIT(LOSS)	[1]
OTHER COMPREHENSIVE INCOME(LOSS)	[1]
Foreign currency translation adjustment - net of tax	[1]
COMPREHENSIVE INCOME(LOSS)	[1]
Subsidiaries Outside China Adjustment [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net	[2]
COST OF REVENUES	[2]
GROSS PROFIT	[2]
OPERATING EXPENSES:
General and administrative	[2]
Share-based compensation	[2]
Selling expense	[2]
Profit ( Loss)on evaluation
Total operating expenses	[2]
OTHER INCOME(EXPENSE):	[2]
Other income(expense),net	[2]
Interest expense	[2]
Total other (expenses)income, net	[2]
INCOME(LOSS)BEFORE INCOME TAXES	[2]
INCOME TAXES	[2]
NET INCOME(LOSS) - CONTINUING OPERATION	[2]
Non-controlling interest	[2]
DISCONTINUED OPERATIONS:
Gain from discontinued operations	[2]
Income from disposal of discontinued operations	[2]
GAIN FROM DISCONTINUED OPERATIONS	[2]
Equity earnings in subs outside China	[2]
Equity earnings in subs and VIES inside China	[2]
NET PROFIT(LOSS)	[2]
OTHER COMPREHENSIVE INCOME(LOSS)	[2]
Foreign currency translation adjustment - net of tax	[2]
COMPREHENSIVE INCOME(LOSS)	[2]
Subsidiaries Inside China Adjustment Conso Working [Member]
Schedule of Condensed Consolidated Statement of Comprehensive Loss [Line Items]
REVENUES -net						260,026
COST OF REVENUES						270,597
GROSS PROFIT						(10,571)
OPERATING EXPENSES:
General and administrative						180,704
Share-based compensation						14,714
Selling expense						8,556
Profit ( Loss)on evaluation
Total operating expenses						203,974
OTHER INCOME(EXPENSE):						(15,555)
Other income(expense),net						(15,555)
Interest expense						424
Total other (expenses)income, net						(15,131)
INCOME(LOSS)BEFORE INCOME TAXES						(229,676)
INCOME TAXES						536
NET INCOME(LOSS) - CONTINUING OPERATION						(230,212)
Non-controlling interest						1,026
DISCONTINUED OPERATIONS:
Gain from discontinued operations						811
Income from disposal of discontinued operations						(1,072)
GAIN FROM DISCONTINUED OPERATIONS						(261)
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)						(229,447)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)

[1]	SOS Ltd. Completed a couple rounds of F3 financing. This entry is to offset legal fee against gross proceeds from registered direct offering.
[2]	This represents an elimination entry to set off inter-company sales from China SOS to FD LLC, which is a service cost to FD LLC.